Expense Example - Emerging Markets Equity Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 114
3 Years	356
5 Years	617
10 Years	1,363
Investor
Expense Example:
1 Year	155
3 Years	480
5 Years	829
10 Years	$ 1,813